Assets and Liabilities Held for Sale/Discontinued Operations - Narrative (Details) $ in Millions		1 Months Ended	12 Months Ended
	Nov. 03, 2022	Jan. 31, 2022 USD ($) rig	Dec. 31, 2022 USD ($)	Sep. 30, 2022	Sep. 01, 2022 rig	Jan. 01, 2022	Dec. 31, 2021	Nov. 30, 2021	Nov. 01, 2021 rig	Sep. 01, 2021
Related Party Transaction [Line Items]
Number of Jackup units | rig		7			7				5
PES
Related Party Transaction [Line Items]
Ownership interest prior to disposal (in percent)		65.00%				100.00%
Jackup Sale
Related Party Transaction [Line Items]
Fair value of consideration received			$ 670
Exit cost associated with disposal of KSA Business			11
Loans granted to related party			659
Gain (loss) from disposal of discontinued operation			$ 276
SeaMex
Related Party Transaction [Line Items]
Ownership interest ( in percent)										50.00%
SeaMex | PES
Related Party Transaction [Line Items]
Ownership interest ( in percent)		100.00%							50.00%
Equity method investment, ownership percentage	50.00%
PES
Related Party Transaction [Line Items]
Ownership interest ( in percent)		35.00%	35.00%	35.00%			100.00%	100.00%
Realized gain (loss) on disposal		$ 112
Seabras Sapura | PES
Related Party Transaction [Line Items]
Ownership interest ( in percent)		50.00%
Archer | PES
Related Party Transaction [Line Items]
Ownership interest ( in percent)		15.70%